Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Property Plant and Equipment Estimated Useful Lives
The estimated useful lives are as follows:

•	Buildings and other outside improvements	10-20 years
•	Leasehold improvements	5-10 years
•	Office furniture	10 years
•	Laboratory equipment	3-10 years
•	Office equipment	5 years
•	IT equipment	3 years

Details of Property, Plant and Equipment
Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total

	$ in thousands
Net book value as of January 1, 2019	3,229	2,084	2,172	1,247	8,732

Additions to tangible assets	318	374	329	16,563	17,584
Disposal of tangible assets	—	(10)	(1)	(419)	(430)
Reclassification	15	1,974	630	(2,624)	(5)
Depreciation expense	(192)	(1,247)	(684)	—	(2,123)
Translation adjustments	(40)	(15)	(11)	20	(46)

Net book value as of December 31, 2019	3,330	3,160	2,435	14,787	23,712

Gross value at end of period	7,833	13,962	4,149	15,585	41,529
Accumulated depreciation and impairment at end of period	(4,503)	(10,802)	(1,714)	(798)	(17,817)
Net book value as of January 1, 2020	3,330	3,160	2,435	14,787	23,712

Additions to tangible assets	5,248	2,034	854	41,946	50,082
Disposal of tangible assets	4	(122)	—	—	(118)
Reclassification	8,258	692	670	(9,696)	(76)
Depreciation expense	(817)	(1,464)	(861)	—	(3,141)
Translation adjustments	742	136	73	264	1,215

Net book value as of December 31, 2020	16,765	4,436	3,171	47,301	71,673

Gross value at end of period	22,518	17,381	5,843	47,301	93,043
Accumulated depreciation and impairment at end of period	(5,752)	(12,946)	(2,672)	(0)	(21,370)
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673

Additions to tangible assets	2,956	5,352	1,339	6,035	15,682
Disposal of tangible assets	—	—	—	(2)	(2)
Reclassification	(1,694)	52,577	(612)	(50,208)	63
Depreciation expense	(2,442)	(4,065)	(767)	—	(7,275)
Translation adjustments	(852)	(228)	(75)	(141)	(1,296)

Net book value as of December 31, 2021	14,733	58,072	3,056	2,985	78,846

Gross value at end of period	22,426	75,511	5,043	2,985	105,965
Accumulated depreciation and impairment at end of period	(7,693)	(17,440)	(1,987)	(0)	(27,119)